Separate Accounts (Separate Account Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Separate Account, Liability [Roll Forward]
Balance, beginning of period	$ 118,143,256	$ 119,188,485	$ 114,051,246
Deposits	4,641,979	4,114,974	3,186,458
Investment performance	14,421,313	13,052,608	16,530,506
Policy charges	(2,983,651)	(3,133,536)	(3,126,398)
Surrenders and withdrawals	(14,762,573)	(14,278,004)	(10,035,327)
Benefit payments	(439,589)	(351,709)	(300,033)
Net transfers (to) from general account	(541,984)	(481,062)	(1,190,696)
Other	130,467	31,500	72,729
Balance, end of period	118,609,218	118,143,256	119,188,485
Cash surrender value	116,488,318	113,918,263	114,901,916
Variable Annuties
Separate Account, Liability [Roll Forward]
Balance, beginning of period	85,183,055	92,383,121	91,785,447
Deposits	554,841	601,236	440,707
Investment performance	9,669,502	8,395,586	12,219,777
Policy charges	(1,974,025)	(2,210,261)	(2,296,859)
Surrenders and withdrawals	(14,062,933)	(13,827,431)	(9,687,372)
Benefit payments	(81,959)	(66,029)	(73,791)
Net transfers (to) from general account	9,237	(100,193)	(15,121)
Other	5,986	7,026	10,333
Balance, end of period	79,303,704	85,183,055	92,383,121
Cash surrender value	78,673,352	84,325,382	91,201,190
Variable Life
Separate Account, Liability [Roll Forward]
Balance, beginning of period	32,960,201	26,805,364	22,265,799
Deposits	4,087,138	3,513,738	2,745,751
Investment performance	4,751,811	4,657,022	4,310,729
Policy charges	(1,009,626)	(923,275)	(829,539)
Surrenders and withdrawals	(699,640)	(450,573)	(347,955)
Benefit payments	(357,630)	(285,680)	(226,242)
Net transfers (to) from general account	(551,221)	(380,869)	(1,175,575)
Other	124,481	24,474	62,396
Balance, end of period	39,305,514	32,960,201	26,805,364
Cash surrender value	$ 37,814,966	$ 29,592,881	23,700,726
Policy loan funding to an affiliated irrevocable trust | Variable Life
Separate Account, Liability [Roll Forward]
Net transfers (to) from general account			$ (900,000)